UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2013

DATE OF REPORTING PERIOD: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2013 (UNAUDITED)

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (37.4%)
		Consumer Discretionary (6.2%)
200,000		Iconix Brand Group, Inc.* 1.500%, 03/15/18	$244,254
145,000		Jarden Corp.* 1.875%, 09/15/18	174,579
270,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)*§ 0.750%, 03/30/43	305,537
60,000		MGM Resorts International 4.250%, 04/15/15	76,265
400,000		Priceline.com, Inc. 1.000%, 03/15/18	516,342
		Ryland Group, Inc.
135,000		0.250%, 06/01/19	123,051
45,000		1.625%, 05/15/18	65,534
150,000		Shutterfly, Inc.* 0.250%, 05/15/18	165,303

			1,670,865

		Consumer Staples (0.5%)
100,000	EUR	Marine Harvest, ASA 2.375%, 05/08/18	139,512

		Energy (3.1%)
439,800	EUR	CGGVeritas 1.750%, 01/01/16	171,791
50,000		Exterran Holdings, Inc. 4.250%, 06/15/14	62,396
150,000		Helix Energy Solutions Group, Inc. 3.250%, 03/15/32	199,799
150,000		Hornbeck Offshore Services, Inc. 1.500%, 09/01/19	194,372
		Technip, SA
110,900	EUR	0.250%, 01/01/17	168,188
27,100	EUR	0.500%, 01/01/16	36,329

			832,875

		Financials (3.7%)
37,000		Amtrust Financial Services, Inc. 5.500%, 12/15/21	58,309
130,000		Ares Capital Corp. 5.750%, 02/01/16	139,773
70,000		FXCM, Inc.* 2.250%, 06/15/18	84,639
100,000	EUR	Industrivarden, AB 2.500%, 02/27/15	171,171
90,000		Leucadia National Corp. 3.750%, 04/15/14	116,639
75,000		Portfolio Recovery Associates, Inc.* 3.000%, 08/01/20	87,000

PRINCIPAL AMOUNT			VALUE

250,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	$206,248
125,000		Walter Investment Management Corp. 4.500%, 11/01/19	131,559

			995,338

		Health Care (9.3%)
		Cubist Pharmaceuticals, Inc.*
175,000		1.125%, 09/01/18	189,465
90,000		1.875%, 09/01/20	96,169
100,000		Gilead Sciences, Inc. 1.625%, 05/01/16	276,418
75,000		Healthways, Inc.* 1.500%, 07/01/18	84,931
225,000		Hologic, Inc.‡ 2.000%, 12/15/37	254,241
250,000		Illumina, Inc.* 0.250%, 03/15/16	285,779
57,000		Insulet Corp. 3.750%, 06/15/16	82,188
100,000		Medicines Company* 1.375%, 06/01/17	133,462
135,000		Medidata Solutions, Inc.* 1.000%, 08/01/18	150,756
75,000		Merrimack Pharmaceuticals, Inc. 4.500%, 07/15/20	67,576
187,000		Molina Healthcare, Inc.* 1.125%, 01/15/20	202,344
25,000		Pacira Pharmaceuticals, Inc.* 3.250%, 02/01/19	51,061
200,000		Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	246,947
70,000		Vivus, Inc.* 4.500%, 05/01/20	60,900
230,000		WellPoint, Inc.* 2.750%, 10/15/42	295,964

			2,478,201

		Industrials (2.6%)
190,000		AGCO Corp. 1.250%, 12/15/36	282,594
110,000		Air Lease Corp. 3.875%, 12/01/18	141,503
250,000		Siemens, AG 1.050%, 08/16/17	271,397

			695,494

		Information Technology (10.1%)
155,000		Concur Technologies, Inc.* 0.500%, 06/15/18	187,444
65,000		Cornerstone OnDemand, Inc.* 1.500%, 07/01/18	76,337

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

125,000	Electronic Arts, Inc. 0.750%, 07/15/16	$136,179
37,000	Infinera Corp.* 1.750%, 06/01/18	42,475
60,000	Ixia 3.000%, 12/15/15	68,828
135,000	JDS Uniphase Corp.* 0.625%, 08/15/33	144,342
	Lam Research Corp.
190,000	0.500%, 05/15/16	215,148
169,000	1.250%, 05/15/18	202,471
125,000	Linear Technology Corp. 3.000%, 05/01/27	133,814
52,000	Move, Inc.* 2.750%, 09/01/18	59,823
155,000	Netsuite, Inc.* 0.250%, 06/01/18	176,244
225,000	Nuance Communications, Inc. 2.750%, 08/15/27	255,249
140,000	Salesforce.com, Inc.* 0.250%, 04/01/18	150,515
400,000	SanDisk Corp. 1.500%, 08/15/17	530,298
75,000	ServiceSource International, Inc.* 1.500%, 08/01/18	78,238
70,000	Take-Two Interactive Software, Inc. 1.750%, 12/01/16	83,568
	Workday, Inc.*
110,000	0.750%, 07/15/18	129,340
30,000	1.500%, 07/15/20	35,835

		2,706,148

	Materials (1.9%)
100,000	Cemex SAB de CV 4.875%, 03/15/15	117,641
100,000	Glencore Finance Europe, SA 5.000%, 12/31/14	119,610
120,000	RTI International Metals, Inc. 1.625%, 10/15/19	124,650
120,000	Steel Dynamics, Inc. 5.125%, 06/15/14	131,710

		493,611

	TOTAL CONVERTIBLE BONDS (Cost $9,146,552)	10,012,044

SYNTHETIC CONVERTIBLE SECURITIES (5.0%)
Corporate Bonds (3.7%)
	Consumer Discretionary (1.7%)
	DISH Network Corp.
70,000	5.875%, 07/15/22	69,081
70,000	5.125%, 05/01/20	69,694

PRINCIPAL AMOUNT		VALUE

140,000	Expedia, Inc. 5.950%, 08/15/20	$147,608
140,000	L Brands, Inc. 5.625%, 02/15/22	143,763
20,000	PVH Corp. 4.500%, 12/15/22	18,975

		449,121

	Energy (0.9%)
54,000	EPL Oil & Gas, Inc. 8.250%, 02/15/18	57,071
	Oil States International, Inc.
110,000	6.500%, 06/01/19	116,875
60,000	5.125%, 01/15/23*	65,850

		239,796

	Financials (0.3%)
70,000	Neuberger Berman Group LLC* 5.875%, 03/15/22	71,006

	Health Care (0.2%)
65,000	Endo Health Solutions, Inc. 7.000%, 07/15/19	67,275

	Industrials (0.2%)
59,000	Actuant Corp. 5.625%, 06/15/22	59,516

	Information Technology (0.4%)
20,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	20,475
15,000	Anixter, Inc. 5.625%, 05/01/19	15,572
75,000	Brocade Communications Systems, Inc.* 4.625%, 01/15/23	69,188

		105,235

	TOTAL CORPORATE BONDS	991,949

NUMBER OF CONTRACTS		VALUE
Purchased Options (1.3%)#
	Consumer Discretionary (0.4%)
30	Michael Kors Holdings, Ltd. Call, 01/17/15, Strike $65.00	53,100
25	Under Armour, Inc. Call, 01/17/15, Strike $62.50	54,500

		107,600

	Energy (0.4%)
	Continental Resources, Inc.
20	Call, 01/17/15, Strike $95.00	47,600
20	Call, 01/17/15, Strike $90.00	53,500

		101,100

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2013 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

	Health Care (0.1%)
4	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	$39,680

	Information Technology (0.4%)
4	Google, Inc. Call, 01/17/15, Strike $865.00	41,760
6	Linkedin Corp. Call, 01/17/15, Strike $240.00	31,575
150	Taiwan Semiconductor Manufacturing Company, Ltd. Call, 01/17/15, Strike $17.50	28,875

		102,210

	TOTAL PURCHASED OPTIONS	350,590

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $1,249,379)	1,342,539

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (9.9%)
	Energy (2.4%)
575	Chesapeake Energy Corp.* 5.750%	641,303

	Financials (2.8%)
4,900	Affiliated Managers Group, Inc. 5.150%	285,731
5,500	MetLife, Inc. 5.000%	157,630
270	Wells Fargo & Company 7.500%	307,128

		750,489

	Industrials (3.4%)
1,100	Genesee & Wyoming, Inc. 5.000%	139,871
11,900	United Technologies Corp. 7.500%	771,001

		910,872

	Utilities (1.3%)
4,000	NextEra Energy, Inc. 5.889%	218,560
2,500	PPL Corp. 8.750%	134,325

		352,885

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,320,994)	2,655,549

NUMBER OF SHARES		VALUE

COMMON STOCKS (44.2%)
	Consumer Discretionary (3.4%)
1,750	Amazon.com, Inc.#~	$547,120
2,750	Home Depot, Inc.	208,587
1,750	Tupperware Brands Corp.	151,148

		906,855

	Consumer Staples (6.2%)
21,500	Coca-Cola Company~	814,420
2,125	Costco Wholesale Corp.	244,630
3,100	Lorillard, Inc.	138,818
3,500	Philip Morris International, Inc.	303,065
3,000	Walgreen Company	161,400

		1,662,333

	Energy (6.0%)
1,525	Anadarko Petroleum Corp.	141,810
1,350	Continental Resources, Inc.#	144,801
1,200	EOG Resources, Inc.	203,136
2,900	National Oilwell Varco, Inc.	226,519
3,100	Occidental Petroleum Corp.	289,974
6,800	Schlumberger, Ltd.	600,848

		1,607,088

	Financials (7.3%)
4,000	American International Group, Inc.	194,520
5,150	Citigroup, Inc.	249,827
7,500	Franklin Resources, Inc.	379,125
915	Goldman Sachs Group, Inc.	144,762
6,500	JPMorgan Chase & Company	335,985
3,750	T. Rowe Price Group, Inc.	269,737
9,300	Wells Fargo & Company	384,276

		1,958,232

	Health Care (4.0%)
1,150	Celgene Corp.#	177,020
6,900	Johnson & Johnson~	598,161
6,000	Merck & Company, Inc.	285,660

		1,060,841

	Industrials (4.0%)
2,500	Caterpillar, Inc.	208,425
5,000	Dover Corp.	449,150
6,150	Eaton Corp., PLC	423,366

		1,080,941

	Information Technology (13.3%)
7,400	Accenture, PLC - Class A	544,936
2,000	Apple, Inc.	953,500
12,800	Cisco Systems, Inc.	299,776

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

10,235	eBay, Inc.#~	$571,011
520	MasterCard, Inc. - Class A	349,845
12,000	Oracle Corp.	398,040
6,500	QUALCOMM, Inc.	437,840

		3,554,948

	TOTAL COMMON STOCKS (Cost $9,120,821)	11,831,238

SHORT TERM INVESTMENT (4.1%)
1,099,149	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,099,149)	1,099,149

TOTAL INVESTMENTS (100.6%) (Cost $22,936,895)		26,940,519

LIABILITIES, LESS OTHER ASSETS (-0.6%)		(173,748)

NET ASSETS (100.0%)		$26,766,771

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Barclays Bank PLC	Brazilian Real	10/17/13	467,000	$209,962	$(7,771)
UBS AG	Brazilian Real	10/17/13	45,000	20,232	(963)
Citibank N.A.	British Pound Sterling	10/17/13	8,000	12,950	(509)
Northern Trust Company	British Pound Sterling	10/17/13	136,000	220,145	(14,689)
Northern Trust Company	European Monetary Unit	10/17/13	529,000	715,684	(29,383)
Barclays Bank PLC	Norwegian Krone	10/17/13	1,234,000	205,100	(2,650)
Citibank N.A.	Norwegian Krone	10/17/13	85,000	14,128	456
Northern Trust Company	South Korean Won	10/17/13	265,841,000	247,128	(11,796)
Barclays Bank PLC	Swedish Krona	10/17/13	912,000	141,858	(5,699)
Citibank N.A.	Swedish Krona	10/17/13	51,000	7,933	104

					$(72,900)

Counterparty	Long Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Goldman Sachs Capital Markets LP	Brazilian Real	10/17/13	261,000	$117,345	$4,642
JPMorgan Chase Bank	Brazilian Real	10/17/13	251,000	112,849	7,107
UBS AG	European Monetary Unit	10/17/13	129,000	174,524	3,349
Northern Trust Company	Norwegian Krone	10/17/13	784,000	130,306	(1,252)
Barclays Bank PLC	South Korean Won	10/17/13	60,418,000	56,165	1,840
Citibank N.A.	South Korean Won	10/17/13	134,496,000	125,029	6,006
JPMorgan Chase Bank	South Korean Won	10/17/13	70,927,000	65,934	2,804

					$24,496

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at September 30, 2013.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $713,600.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), and commenced operations on May 19, 1999. The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last official closing price, which is the current reported sales price on its principle exchange at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of September 30, 2013.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract.The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of September 30, 2013, the The Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of September 30, 2013. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows:

Cost basis of investments	$22,859,661

Gross unrealized appreciation	4,470,280
Gross unrealized depreciation	(389,422)

Net unrealized appreciation (depreciation)	$4,080,858

NOTE 3 — SYNTHETIC CONVERTIBLE SECURITIES

The Portfolio may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Portfolio may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Portfolio may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 4 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$10,012,044	$—	$10,012,044
Synthetic Convertible Securities (Corporate Bonds)		991,949		991,949
Synthetic Convertible Securities (Purchased Options)	350,590			350,590
Convertible Preferred Stocks	1,728,515	927,034		2,655,549
Common Stocks	11,831,238			11,831,238
Short Term Investment	1,099,149			1,099,149
Forward Foreign Currency Contracts		32,971		32,971

Total	$15,009,492	$11,963,998	$—	$26,973,490

Liabilities
Forward Foreign Currency Contracts	$—	$81,375	$—	$81,375

Total	$—	$81,375	$—	$81,375

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	November 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	November 1, 2013

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	November 1, 2013